COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of long-term debt

Amount
Term Loan Note payable to Main Street Bank with monthly principal payments of $30,952.38 plus interest at the prime lending rate plus 1.5% per annum. Secured by all assets of the Company, and subject to certain periodic reporting to the bank, an annual minimum debt service coverage ratio of 1.20:1 commencing with the fiscal year ending June 30, 2023, and other conditions. The Term Loan Note matures on October 15, 2028	$1,980,952

Permanent Working Capital Loan payable to Main Street Bank with monthly principal payments of $12,500.00 plus interest at a fixed rate of 8.625% per annum. Secured by all assets of the Company, and subject to certain periodic reporting to the bank, an annual minimum debt service coverage ratio of 1.20:1 commencing with the fiscal year ending June 30, 2023, and other conditions. The Term Loan Note matures on June 15, 2028	750,000

Less current maturities	(513,259)
Less debt issuance costs, net of accumulated amortization of $6,190.75	(41,713)
Long-term debt, net of current portion of debt issuance costs	$2,175,980

Schedule of principal payments due term loan note payable

Fiscal Year Ending June 30:
2024	$513,259
2025	513,259
2026	513,259
2027	513,259
2028	513,259
Thereafter	164,657
Total long term debt	$2,730,952

Schedule of future minimum lease payments under the capital lease and operating lease obligations

Fiscal Year Ending June 30:	Capital Leases	Operating Lease
2024	$48,619	$182,652
2025	43,920	183,775
2026	28,024	11,477
Total Minimum Payments	120,563	$377,904
Less: amount representing interest	8,872
Present value of minimum lease payments	111,691
Less: current portion	43,209
	$68,482